JPMorgan Short Duration Core Plus ETF
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 40.3%
Aerospace & Defense — 0.6%
Boeing Co. (The)
4.88%, 5/1/2025	570,000	576,810
2.20%, 2/4/2026	125,000	114,474
Bombardier, Inc. (Canada) 6.00%, 2/15/2028 (a)	55,000	45,799
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	45,000	40,721
4.13%, 4/15/2029 (a)	60,000	53,700
Howmet Aerospace, Inc. 5.90%, 2/1/2027	50,000	52,840
Moog, Inc. 4.25%, 12/15/2027 (a)	25,000	23,688
Spirit AeroSystems, Inc. 7.50%, 4/15/2025 (a)	70,000	70,561
TransDigm, Inc. 6.25%, 3/15/2026 (a)	60,000	61,036
Triumph Group, Inc. 8.88%, 6/1/2024 (a)	50,000	51,812
		1,091,441
Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	12,000	11,870
5.75%, 4/20/2029 (a)	54,750	52,902
United Airlines, Inc. 4.38%, 4/15/2026 (a)	53,000	51,147
		115,919
Auto Components — 0.3%
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	200,000	186,040
Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	40,000	40,080
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	50,000	47,500
5.00%, 10/1/2029 (b)	30,000	26,655
Clarios Global LP
6.75%, 5/15/2025 (a)	60,000	60,373
6.25%, 5/15/2026 (a)	36,000	36,112
Dana, Inc.
5.38%, 11/15/2027	50,000	47,470
4.50%, 2/15/2032	25,000	21,414
Goodyear Tire & Rubber Co. (The) 5.25%, 4/30/2031	124,000	112,995
Icahn Enterprises LP 5.25%, 5/15/2027	90,000	86,920
		665,559
Automobiles — 1.0%
BMW US Capital LLC (Germany) 3.90%, 4/9/2025 (a)	150,000	151,724
Ford Motor Co. 9.63%, 4/22/2030	70,000	85,427
Hyundai Capital America
4.13%, 6/8/2023 (a)	150,000	151,059
2.65%, 2/10/2025 (a)	250,000	240,986
1.80%, 10/15/2025 (a)	200,000	185,070
Nissan Motor Acceptance Co. LLC 1.85%, 9/16/2026 (a)	255,000	222,486
Nissan Motor Co. Ltd. (Japan) 3.52%, 9/17/2025 (a)	200,000	193,472
Stellantis Finance US, Inc. 1.71%, 1/29/2027 (a)	210,000	186,883

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobiles — continued
Volkswagen Group of America Finance LLC (Germany)
3.35%, 5/13/2025 (a)	200,000	197,268
4.35%, 6/8/2027 (a)	385,000	384,727
		1,999,102
Banks — 11.9%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	400,000	404,688
AIB Group plc (Ireland) (ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a) (c)	645,000	642,038
Australia & New Zealand Banking Group Ltd. (Australia)
4.40%, 5/19/2026 (a)	750,000	749,344
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.29%), 2.95%, 7/22/2030 (a) (c)	200,000	190,612
Banco Continental SAECA (Paraguay) 2.75%, 12/10/2025 (a)	150,000	133,875
Banco Santander SA (Spain)
2.75%, 5/28/2025	400,000	384,834
5.18%, 11/19/2025	200,000	204,300
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200,000	177,996
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.17%, 3/24/2028 (c)	200,000	195,507
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (c)	200,000	201,381
(ICE LIBOR USD 3 Month + 0.64%), 2.01%, 2/13/2026 (c)	585,000	556,174
(SOFR + 1.33%), 3.38%, 4/2/2026 (c)	380,000	374,394
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	230,000	209,415
(SOFR + 1.05%), 2.55%, 2/4/2028 (c)	345,000	321,910
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (c)	245,000	216,325
Barclays plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 5/7/2025 (c)	600,000	599,143
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027 (c)	320,000	289,800
BNP Paribas SA (France)
(ICE LIBOR USD 3 Month + 2.24%), 4.70%, 1/10/2025 (a) (c)	1,015,000	1,026,880
4.38%, 9/28/2025 (a)	200,000	200,478
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (c)	620,000	615,834
(SOFR + 0.67%), 0.98%, 5/1/2025 (c)	85,000	80,751
(SOFR + 0.69%), 2.01%, 1/25/2026 (c)	455,000	433,018
(SOFR + 2.84%), 3.11%, 4/8/2026 (c)	200,000	195,227
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	85,000	76,463
(SOFR + 1.89%), 4.66%, 5/24/2028 (c)	250,000	254,948
Citizens Bank NA 2.25%, 4/28/2025	250,000	240,149
Credit Agricole SA (France)
4.38%, 3/17/2025 (a)	775,000	776,290
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (c)	250,000	232,982
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (a) (c)	200,000	197,979
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.98%, 9/10/2025 (a) (c)	305,000	284,896
Federation des Caisses Desjardins du Quebec (Canada) 2.05%, 2/10/2025 (a)	200,000	190,932
First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	35,000	37,442
HSBC Holdings plc (United Kingdom)
4.25%, 3/14/2024	371,000	375,406

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (c)	200,000	200,722
(SOFR + 0.53%), 0.73%, 8/17/2024 (c)	270,000	260,648
(ICE LIBOR USD 3 Month + 1.21%), 3.80%, 3/11/2025 (c)	250,000	249,434
(SOFR + 1.54%), 1.64%, 4/18/2026 (c)	200,000	186,178
(SOFR + 1.10%), 2.25%, 11/22/2027 (c)	385,000	349,858
(SOFR + 2.11%), 4.76%, 6/9/2028 (c) (d)	480,000	480,000
ING Groep NV (Netherlands)
(SOFR + 1.01%), 1.73%, 4/1/2027 (c)	200,000	180,633
(SOFR + 1.83%), 4.02%, 3/28/2028 (c)	235,000	229,238
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026 (c)	200,000	191,999
4.65%, 3/24/2026	700,000	704,110
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.13%), 3.84%, 4/17/2026 (c)	570,000	568,359
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	200,000	179,574
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (b) (c)	400,000	367,606
Mizuho Financial Group Cayman 3 Ltd. (Japan) 4.60%, 3/27/2024 (a)	690,000	697,709
Mizuho Financial Group, Inc. (Japan)
(SOFR + 1.25%), 1.24%, 7/10/2024 (c)	200,000	195,314
(SOFR + 1.24%), 2.84%, 7/16/2025 (c)	200,000	196,090
4.35%, 10/20/2025 (a)	200,000	200,301
NatWest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (c)	200,000	201,900
4.80%, 4/5/2026	500,000	506,286
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (c)	210,000	188,453
Santander UK Group Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.08%), 3.37%, 1/5/2024 (c)	200,000	199,991
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (c)	955,000	872,176
Societe Generale SA (France)
3.88%, 3/28/2024 (a)	200,000	200,092
4.25%, 4/14/2025 (a)	770,000	769,136
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.23%, 1/21/2026 (a) (c)	365,000	343,959
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (c)	200,000	178,723
Standard Chartered plc (United Kingdom)
5.20%, 1/26/2024 (a)	350,000	357,073
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a) (c)	200,000	200,361
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (a) (c)	250,000	238,576
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (c)	200,000	191,885
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.97%, 3/30/2026 (a) (c)	310,000	306,222
Sumitomo Mitsui Financial Group, Inc. (Japan)
4.44%, 4/2/2024 (a)	400,000	404,455
2.35%, 1/15/2025	200,000	193,454
Sumitomo Mitsui Trust Bank Ltd. (Japan) 0.85%, 3/25/2024 (a)	200,000	191,262
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (c)	200,000	176,566
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (c)	150,000	143,351

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.51%), 3.53%, 3/24/2028 (c)	285,000	277,076
Westpac Banking Corp. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (c)	150,000	143,585
		22,793,766
Beverages — 0.1%
Central American Bottling Corp. (Guatemala) 5.25%, 4/27/2029 (a)	140,000	133,201
Keurig Dr Pepper, Inc. 0.75%, 3/15/2024	85,000	81,501
		214,702
Biotechnology — 0.1%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	80,000	63,242
Grifols Escrow Issuer SA (Spain) 4.75%, 10/15/2028 (a)	200,000	182,750
		245,992
Building Products — 0.2%
Builders FirstSource, Inc.
6.75%, 6/1/2027 (a)	21,000	21,470
4.25%, 2/1/2032 (a)	35,000	31,210
Griffon Corp. 5.75%, 3/1/2028	75,000	72,375
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	55,000	49,195
Standard Industries, Inc. 4.75%, 1/15/2028 (a)	200,000	189,706
Summit Materials LLC 5.25%, 1/15/2029 (a)	35,000	33,049
		397,005
Capital Markets — 3.9%
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	8,000	5,848
3.63%, 10/1/2031 (a)	8,000	5,400
Credit Suisse Group AG (Switzerland)
3.80%, 6/9/2023	380,000	381,602
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (c)	250,000	239,151
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (c)	250,000	231,491
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	150,000	146,193
1.69%, 3/19/2026	150,000	137,487
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	320,000	283,258
Goldman Sachs Group, Inc. (The)
Series VAR, (SOFR + 0.54%), 0.63%, 11/17/2023 (c)	500,000	494,163
(SOFR + 0.57%), 0.67%, 3/8/2024 (c)	200,000	195,980
3.50%, 1/23/2025	200,000	200,324
(SOFR + 0.73%), 1.76%, 1/24/2025 (c)	500,000	486,236
3.50%, 4/1/2025	100,000	99,865
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	423,000	385,629
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	390,000	363,673
(SOFR + 1.85%), 3.62%, 3/15/2028 (c)	220,000	214,531
Macquarie Bank Ltd. (Australia) 2.30%, 1/22/2025 (a)	150,000	145,588
Macquarie Group Ltd. (Australia)
(ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023 (a) (c)	500,000	499,954
(SOFR + 0.91%), 1.63%, 9/23/2027 (a) (c)	140,000	123,642

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 2.13%), 4.10%, 6/21/2028 (a) (c)	380,000	368,299
Morgan Stanley
(SOFR + 0.62%), 0.73%, 4/5/2024 (c)	160,000	156,706
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (c)	200,000	200,861
(SOFR + 1.99%), 2.19%, 4/28/2026 (c)	150,000	143,303
(SOFR + 0.86%), 1.51%, 7/20/2027 (c)	335,000	302,870
(SOFR + 1.00%), 2.48%, 1/21/2028 (c)	400,000	372,517
(SOFR + 1.61%), 4.21%, 4/20/2028 (c)	220,000	220,365
MSCI, Inc. 4.00%, 11/15/2029 (a)	35,000	33,138
Nomura Holdings, Inc. (Japan)
1.85%, 7/16/2025	200,000	186,969
1.65%, 7/14/2026	200,000	180,078
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 1.01%, 7/30/2024 (a) (c)	400,000	389,109
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (a) (c)	270,000	240,751
		7,434,981
Chemicals — 0.8%
Albemarle Corp. 4.65%, 6/1/2027	450,000	452,919
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	150,000	142,875
Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030 (e)	200,000	186,166
Celanese US Holdings LLC 1.40%, 8/5/2026	75,000	66,936
Chemours Co. (The)
5.38%, 5/15/2027	30,000	29,775
5.75%, 11/15/2028 (a)	40,000	39,490
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	70,000	62,650
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	200,000	184,974
NOVA Chemicals Corp. (Canada)
5.00%, 5/1/2025 (a)	35,000	34,492
4.25%, 5/15/2029 (a)	75,000	66,580
Olin Corp. 5.63%, 8/1/2029	30,000	30,491
Rain CII Carbon LLC 7.25%, 4/1/2025 (a)	75,000	72,071
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	85,000	76,289
		1,445,708
Commercial Services & Supplies — 0.4%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	75,000	64,312
Allied Universal Holdco LLC 6.63%, 7/15/2026 (a)	35,000	34,687
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	65,000	63,310
Brink's Co. (The) 4.63%, 10/15/2027 (a)	35,000	33,144
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	60,000	53,986
GFL Environmental, Inc. (Canada)
3.75%, 8/1/2025 (a)	55,000	53,419
4.00%, 8/1/2028 (a)	45,000	40,480
3.50%, 9/1/2028 (a)	25,000	22,813
Madison IAQ LLC 4.13%, 6/30/2028 (a)	140,000	128,450
Nielsen Finance LLC 5.63%, 10/1/2028 (a)	95,000	94,155
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	135,000	133,518

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — continued
3.38%, 8/31/2027 (a)	45,000	40,275
Stericycle, Inc. 3.88%, 1/15/2029 (a)	60,000	54,474
		817,023
Communications Equipment — 0.1%
CommScope, Inc.
6.00%, 3/1/2026 (a)	65,000	63,538
4.75%, 9/1/2029 (a)	105,000	92,957
Plantronics, Inc. 4.75%, 3/1/2029 (a)	35,000	35,525
		192,020
Construction & Engineering — 0.1%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	50,000	45,890
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	60,000	50,329
MasTec, Inc. 4.50%, 8/15/2028 (a)	85,000	81,043
Weekley Homes LLC 4.88%, 9/15/2028 (a)	65,000	57,605
		234,867
Consumer Finance — 2.8%
AerCap Ireland Capital DAC (Ireland)
4.88%, 1/16/2024	450,000	453,215
2.88%, 8/14/2024	200,000	193,599
2.45%, 10/29/2026	490,000	438,149
American Express Co. 2.55%, 3/4/2027	335,000	318,443
Avolon Holdings Funding Ltd. (Ireland)
5.25%, 5/15/2024 (a)	450,000	451,690
5.50%, 1/15/2026 (a)	125,000	124,751
Capital One Financial Corp.
(SOFR + 0.69%), 1.34%, 12/6/2024 (c)	270,000	260,581
3.20%, 2/5/2025	150,000	148,300
(SOFR + 1.29%), 2.64%, 3/3/2026 (c)	360,000	347,029
(SOFR + 0.86%), 1.88%, 11/2/2027 (c)	330,000	295,634
Ford Motor Credit Co. LLC
4.27%, 1/9/2027	425,000	407,926
5.11%, 5/3/2029	200,000	194,924
General Motors Financial Co., Inc.
4.00%, 1/15/2025	150,000	150,395
3.80%, 4/7/2025	475,000	474,512
4.30%, 7/13/2025	370,000	372,022
Navient Corp. 7.25%, 9/25/2023	21,000	21,474
OneMain Finance Corp.
7.13%, 3/15/2026	75,000	76,800
6.63%, 1/15/2028	25,000	25,031
5.38%, 11/15/2029	25,000	23,101
Park Aerospace Holdings Ltd. (Ireland)
4.50%, 3/15/2023 (a)	350,000	350,446
5.50%, 2/15/2024 (a)	150,000	151,368
		5,279,390

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Containers & Packaging — 0.3%
Ardagh Packaging Finance plc 4.13%, 8/15/2026 (a)	200,000	185,998
Ball Corp. 4.88%, 3/15/2026	35,000	35,639
Graphic Packaging International LLC 1.51%, 4/15/2026 (a)	70,000	63,639
LABL, Inc. 6.75%, 7/15/2026 (a)	110,000	106,150
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	110,000	108,647
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a) (b)	70,000	69,021
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	55,000	49,775
Sealed Air Corp. 4.00%, 12/1/2027 (a)	30,000	28,271
		647,140
Diversified Consumer Services — 0.0% ^
Service Corp. International 5.13%, 6/1/2029	45,000	45,035
Diversified Financial Services — 0.3%
Element Fleet Management Corp. (Canada)
1.60%, 4/6/2024 (a)	145,000	139,373
3.85%, 6/15/2025 (a)	200,000	199,039
Fondo MIVIVIENDA SA (Peru) 4.63%, 4/12/2027 (a)	200,000	197,725
Sabre GLBL, Inc. 9.25%, 4/15/2025 (a)	50,000	51,746
		587,883
Diversified Telecommunication Services — 1.0%
Altice France Holding SA (Luxembourg) 6.00%, 2/15/2028 (a)	200,000	167,100
Altice France SA (France) 5.13%, 7/15/2029 (a)	200,000	174,575
CCO Holdings LLC
5.00%, 2/1/2028 (a)	245,000	237,365
4.75%, 3/1/2030 (a)	285,000	262,912
4.75%, 2/1/2032 (a)	15,000	13,350
4.50%, 5/1/2032	240,000	211,152
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	85,000	83,300
Level 3 Financing, Inc. 4.63%, 9/15/2027 (a)	70,000	64,488
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	85,000	78,625
4.00%, 2/15/2027 (a)	260,000	239,200
NBN Co. Ltd. (Australia) 1.45%, 5/5/2026 (a)	200,000	181,730
Sprint Capital Corp. 8.75%, 3/15/2032	75,000	97,425
Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	35,000	31,941
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	45,000	39,375
		1,882,538
Electric Utilities — 1.7%
Enel Finance International NV (Italy) 1.38%, 7/12/2026 (a)	200,000	179,806
Eskom Holdings SOC Ltd. (South Africa) 6.75%, 8/6/2023 (e)	200,000	196,288
Exelon Corp. 2.75%, 3/15/2027 (a)	335,000	318,070
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	535,000	505,507
ITC Holdings Corp. 3.65%, 6/15/2024	745,000	745,836
NextEra Energy Capital Holdings, Inc. 0.65%, 3/1/2023	115,000	113,204
NRG Energy, Inc.
3.75%, 6/15/2024 (a)	200,000	198,309
6.63%, 1/15/2027	34,000	34,895

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
3.38%, 2/15/2029 (a)	50,000	44,497
5.25%, 6/15/2029 (a)	75,000	73,143
Pacific Gas and Electric Co. 1.37%, 3/10/2023	130,000	127,015
PG&E Corp. 5.00%, 7/1/2028	93,000	87,881
Southern California Edison Co. 1.10%, 4/1/2024	150,000	144,290
Vistra Operations Co. LLC
3.55%, 7/15/2024 (a)	350,000	343,375
5.50%, 9/1/2026 (a)	45,000	44,697
5.00%, 7/31/2027 (a)	70,000	68,481
4.38%, 5/1/2029 (a)	29,000	27,046
		3,252,340
Electrical Equipment — 0.0% ^
EnerSys 4.38%, 12/15/2027 (a)	25,000	22,701
Electronic Equipment, Instruments & Components — 0.0% ^
CDW LLC 4.25%, 4/1/2028	35,000	33,429
Sensata Technologies, Inc. 4.38%, 2/15/2030 (a)	40,000	37,980
		71,409
Energy Equipment & Services — 0.0% ^
Oceaneering International, Inc. 4.65%, 11/15/2024	70,000	68,738
Entertainment — 0.5%
Cinemark USA, Inc.
5.88%, 3/15/2026 (a)	35,000	33,237
5.25%, 7/15/2028 (a)	30,000	26,958
Live Nation Entertainment, Inc. 4.75%, 10/15/2027 (a)	95,000	90,725
Magallanes, Inc. 3.76%, 3/15/2027 (a)	475,000	461,035
Netflix, Inc. 4.88%, 6/15/2030 (a)	195,000	191,685
WMG Acquisition Corp. 3.88%, 7/15/2030 (a)	60,000	55,150
		858,790
Equity Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp. 2.40%, 3/15/2025	150,000	144,469
Corporate Office Properties LP 2.00%, 1/15/2029	140,000	117,054
Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	110,000	108,395
Office Properties Income Trust
2.65%, 6/15/2026	150,000	132,613
2.40%, 2/1/2027	200,000	171,544
RHP Hotel Properties LP 4.75%, 10/15/2027	75,000	72,032
SBA Communications Corp. 3.13%, 2/1/2029	45,000	40,023
VICI Properties LP
5.63%, 5/1/2024 (a)	50,000	50,550
3.50%, 2/15/2025 (a)	65,000	62,144
		898,824
Food & Staples Retailing — 0.2%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	240,000	233,144
3.50%, 3/15/2029 (a)	65,000	56,570

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Food & Staples Retailing — continued
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	50,000	49,177
Rite Aid Corp. 8.00%, 11/15/2026 (a)	95,000	78,712
		417,603
Food Products — 0.5%
Lamb Weston Holdings, Inc. 4.88%, 5/15/2028 (a)	105,000	103,633
Post Holdings, Inc.
5.63%, 1/15/2028 (a)	115,000	113,996
4.63%, 4/15/2030 (a)	35,000	31,396
Viterra Finance BV (Netherlands)
2.00%, 4/21/2026 (a)	200,000	178,914
4.90%, 4/21/2027 (a)	570,000	564,735
		992,674
Gas Utilities — 0.2%
AmeriGas Partners LP 5.88%, 8/20/2026	55,000	55,935
CenterPoint Energy Resources Corp. 0.70%, 3/2/2023	250,000	246,187
		302,122
Health Care Equipment & Supplies — 0.3%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	60,000	58,412
Hologic, Inc. 3.25%, 2/15/2029 (a)	85,000	76,500
Mozart Debt Merger Sub, Inc.
3.88%, 4/1/2029 (a)	65,000	58,663
5.25%, 10/1/2029 (a)	30,000	26,556
Teleflex, Inc. 4.25%, 6/1/2028 (a)	60,000	57,621
Zimmer Biomet Holdings, Inc. 1.45%, 11/22/2024	385,000	367,002
		644,754
Health Care Providers & Services — 0.9%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	65,000	64,269
AdaptHealth LLC 4.63%, 8/1/2029 (a)	60,000	51,481
Centene Corp. 4.63%, 12/15/2029	265,000	261,168
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	25,000	23,289
6.00%, 1/15/2029 (a)	75,000	67,960
4.75%, 2/15/2031 (a)	85,000	68,574
CVS Health Corp. 4.10%, 3/25/2025	150,000	152,868
DaVita, Inc. 4.63%, 6/1/2030 (a)	115,000	99,906
Encompass Health Corp. 4.75%, 2/1/2030	135,000	123,525
HCA, Inc.
5.38%, 9/1/2026	175,000	182,219
5.63%, 9/1/2028	255,000	267,431
Highmark, Inc. 1.45%, 5/10/2026 (a)	130,000	118,744
Tenet Healthcare Corp.
5.13%, 11/1/2027 (a)	155,000	153,819
4.25%, 6/1/2029 (a)	175,000	164,404
		1,799,657

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Technology — 0.1%
IQVIA, Inc. 5.00%, 5/15/2027 (a)	200,000	200,140
Hotels, Restaurants & Leisure — 0.8%
1011778 BC ULC (Canada) 3.88%, 1/15/2028 (a)	100,000	94,375
Boyd Gaming Corp. 8.63%, 6/1/2025 (a)	13,000	13,561
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	40,000	37,200
Caesars Entertainment, Inc. 6.25%, 7/1/2025 (a)	60,000	60,780
Caesars Resort Collection LLC 5.75%, 7/1/2025 (a)	45,000	45,176
Carnival Corp. 9.88%, 8/1/2027 (a)	100,000	106,012
Cedar Fair LP
5.50%, 5/1/2025 (a)	30,000	30,456
5.38%, 4/15/2027	30,000	29,266
Gohl Capital Ltd. (Malaysia) 4.25%, 1/24/2027 (e)	200,000	185,412
Hilton Domestic Operating Co., Inc. 4.88%, 1/15/2030	80,000	78,516
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	50,000	50,260
International Game Technology plc 6.25%, 1/15/2027 (a)	200,000	206,070
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a)	55,000	48,865
MGM Resorts International 5.50%, 4/15/2027	110,000	107,195
Royal Caribbean Cruises Ltd. 9.13%, 6/15/2023 (a)	120,000	122,400
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	55,000	54,047
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	50,000	51,750
Station Casinos LLC 4.50%, 2/15/2028 (a)	55,000	49,771
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	35,000	35,949
Wynn Resorts Finance LLC 7.75%, 4/15/2025 (a)	90,000	91,642
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	30,000	28,875
4.63%, 1/31/2032	8,000	7,465
		1,535,043
Household Durables — 0.3%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	60,000	61,326
Controladora Mabe SA de CV (Mexico) 5.60%, 10/23/2028 (e)	200,000	202,100
Lennar Corp. 4.75%, 5/30/2025	150,000	152,984
Newell Brands, Inc. 4.45%, 4/1/2026 (f)	40,000	39,830
PulteGroup, Inc. 5.50%, 3/1/2026	150,000	156,662
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	60,000	52,397
		665,299
Household Products — 0.1%
Central Garden & Pet Co.
4.13%, 10/15/2030	35,000	30,975
4.13%, 4/30/2031 (a)	35,000	31,001
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	45,000	39,712
4.38%, 3/31/2029 (a)	50,000	42,277
Spectrum Brands, Inc. 5.00%, 10/1/2029 (a)	100,000	93,750
		237,715
Independent Power and Renewable Electricity Producers — 0.0% ^
Calpine Corp. 4.50%, 2/15/2028 (a)	95,000	90,815

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — 0.6%
Athene Global Funding
0.95%, 1/8/2024 (a)	259,000	247,611
0.91%, 8/19/2024 (a)	295,000	276,578
2.50%, 1/14/2025 (a)	308,000	295,628
Equitable Financial Life Global Funding 0.80%, 8/12/2024 (a)	230,000	217,029
Jackson National Life Global Funding 3.88%, 6/11/2025 (a)	150,000	150,687
		1,187,533
IT Services — 0.4%
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	55,000	50,208
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	65,000	61,441
Block, Inc.
2.75%, 6/1/2026 (a)	17,000	15,680
3.50%, 6/1/2031 (a)	42,000	36,015
Booz Allen Hamilton, Inc. 3.88%, 9/1/2028 (a)	35,000	32,728
Gartner, Inc.
3.63%, 6/15/2029 (a)	85,000	77,563
3.75%, 10/1/2030 (a)	30,000	27,825
Global Payments, Inc. 1.20%, 3/1/2026	415,000	374,787
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	50,000	48,853
		725,100
Leisure Products — 0.1%
Mattel, Inc.
3.38%, 4/1/2026 (a)	64,000	62,067
3.75%, 4/1/2029 (a)	30,000	28,818
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	65,000	55,900
		146,785
Life Sciences Tools & Services — 0.0% ^
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	40,000	37,063
Media — 1.0%
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	65,000	59,729
7.75%, 4/15/2028 (a)	30,000	25,173
CSC Holdings LLC 6.50%, 2/1/2029 (a)	200,000	196,936
Directv Financing LLC 5.88%, 8/15/2027 (a)	55,000	51,865
DISH DBS Corp.
5.88%, 11/15/2024	50,000	45,980
7.75%, 7/1/2026	310,000	265,050
5.25%, 12/1/2026 (a)	110,000	93,065
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	100,000	91,071
iHeartCommunications, Inc.
8.38%, 5/1/2027	25,000	23,450
5.25%, 8/15/2027 (a)	110,000	103,436
Lamar Media Corp. 4.00%, 2/15/2030	60,000	55,544
News Corp. 3.88%, 5/15/2029 (a)	74,000	68,453
Nexstar Media, Inc. 5.63%, 7/15/2027 (a)	110,000	109,728

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
Outfront Media Capital LLC
6.25%, 6/15/2025 (a)	22,000	21,886
5.00%, 8/15/2027 (a)	55,000	51,431
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	40,000	36,196
Sinclair Television Group, Inc. 4.13%, 12/1/2030 (a)	65,000	55,250
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	55,000	54,656
5.50%, 7/1/2029 (a)	210,000	208,592
Stagwell Global LLC 5.63%, 8/15/2029 (a)	75,000	67,875
TEGNA, Inc. 5.00%, 9/15/2029	90,000	88,875
Univision Communications, Inc. 4.50%, 5/1/2029 (a)	59,000	54,059
Videotron Ltd. (Canada) 5.13%, 4/15/2027 (a)	45,000	43,819
		1,872,119
Metals & Mining — 0.6%
Alcoa Nederland Holding BV 6.13%, 5/15/2028 (a)	200,000	202,981
Allegheny Technologies, Inc. 5.88%, 12/1/2027	75,000	72,353
Arconic Corp. 6.13%, 2/15/2028 (a)	85,000	83,338
Carpenter Technology Corp. 6.38%, 7/15/2028	75,000	73,471
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026 (a)	70,000	72,975
4.63%, 3/1/2029 (a)	20,000	18,584
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (e)	200,000	195,250
FMG Resources August 2006 Pty. Ltd. (Australia) 4.50%, 9/15/2027 (a)	70,000	67,512
Freeport-McMoRan, Inc. 4.38%, 8/1/2028	80,000	77,227
Glencore Funding LLC (Australia) 1.63%, 9/1/2025 (a)	90,000	83,602
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	30,000	27,583
Novelis Corp. 4.75%, 1/30/2030 (a)	85,000	80,644
		1,055,520
Multiline Retail — 0.0% ^
Nordstrom, Inc. 2.30%, 4/8/2024	20,000	19,200
Multi-Utilities — 0.0% ^
Puget Energy, Inc. 2.38%, 6/15/2028	50,000	44,528
Oil, Gas & Consumable Fuels — 2.6%
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	20,000	21,157
5.38%, 6/15/2029 (a)	30,000	30,079
Antero Resources Corp.
7.63%, 2/1/2029 (a)	29,000	31,435
5.38%, 3/1/2030 (a)	65,000	65,925
APA Infrastructure Ltd. (Australia) 4.20%, 3/23/2025 (a)	350,000	351,159
Baytex Energy Corp. (Canada) 5.63%, 6/1/2024 (a)	45,000	45,000
Buckeye Partners LP 4.13%, 12/1/2027	90,000	83,700
Cheniere Energy Partners LP
4.50%, 10/1/2029	100,000	97,556
3.25%, 1/31/2032 (a)	53,000	46,333
Chesapeake Energy Corp. 6.75%, 4/15/2029 (a)	80,000	84,320

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
CNX Resources Corp.
7.25%, 3/14/2027 (a)	40,000	41,815
6.00%, 1/15/2029 (a)	60,000	59,601
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	65,000	64,909
Crestwood Midstream Partners LP
5.63%, 5/1/2027 (a)	55,000	53,064
8.00%, 4/1/2029 (a)	40,000	41,000
DCP Midstream Operating LP 5.63%, 7/15/2027	85,000	87,834
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	95,000	88,956
Ecopetrol SA (Colombia) 5.38%, 6/26/2026	150,000	148,462
Energean Israel Finance Ltd. (Israel)
4.50%, 3/30/2024 (e)	12,000	11,775
4.88%, 3/30/2026 (e)	10,000	9,450
Energy Transfer LP 4.05%, 3/15/2025	105,000	105,230
EnLink Midstream Partners LP 4.15%, 6/1/2025	95,000	95,019
EQM Midstream Partners LP
4.00%, 8/1/2024	30,000	30,073
6.00%, 7/1/2025 (a)	40,000	40,400
6.50%, 7/1/2027 (a)	50,000	50,000
EQT Corp. 3.90%, 10/1/2027	105,000	101,208
Genesis Energy LP 6.25%, 5/15/2026	70,000	64,925
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	475,000	449,450
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	194,000	176,540
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	55,000	56,822
Hess Midstream Operations LP 5.63%, 2/15/2026 (a)	70,000	71,470
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	75,000	73,478
Holly Energy Partners LP 6.38%, 4/15/2027 (a)	60,000	59,930
Leviathan Bond Ltd. (Israel) 6.13%, 6/30/2025 (e)	50,000	49,728
Lundin Energy Finance BV (Netherlands) 2.00%, 7/15/2026 (a)	200,000	181,939
MEG Energy Corp. (Canada) 7.13%, 2/1/2027 (a)	50,000	52,330
MPLX LP 4.88%, 12/1/2024	150,000	153,475
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	30,000	28,111
NuStar Logistics LP 5.63%, 4/28/2027	60,000	60,180
Occidental Petroleum Corp.
8.00%, 7/15/2025	110,000	119,900
5.88%, 9/1/2025	45,000	47,019
6.13%, 1/1/2031	180,000	195,300
Oil and Gas Holding Co. BSCC (The) (Bahrain) 7.63%, 11/7/2024 (e)	200,000	208,100
Petroleos Mexicanos (Mexico)
4.25%, 1/15/2025	100,000	95,750
4.50%, 1/23/2026	100,000	93,240
6.88%, 8/4/2026	30,000	29,532
6.49%, 1/23/2027	200,000	191,040
Range Resources Corp.
4.88%, 5/15/2025	60,000	61,050
4.75%, 2/15/2030 (a)	50,000	48,903
Sabine Pass Liquefaction LLC 5.88%, 6/30/2026	80,000	84,494

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Southwestern Energy Co.
5.38%, 2/1/2029	45,000	45,271
5.38%, 3/15/2030	105,000	106,312
Sunoco LP 5.88%, 3/15/2028	45,000	44,980
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	25,000	25,750
6.00%, 12/31/2030 (a)	85,000	76,547
Targa Resources Partners LP 6.88%, 1/15/2029	150,000	157,701
Western Midstream Operating LP 4.75%, 8/15/2028	55,000	54,463
		5,049,190
Paper & Forest Products — 0.1%
Fibria Overseas Finance Ltd. (Brazil) 5.50%, 1/17/2027	100,000	102,081
Personal Products — 0.1%
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	120,000	116,708
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	60,000	57,600
		174,308
Pharmaceuticals — 0.5%
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a) (b)	310,000	259,796
8.50%, 1/31/2027 (a) (b)	120,000	95,328
Bausch Health Cos., Inc. 4.88%, 6/1/2028 (a)	285,000	244,836
Jazz Securities DAC 4.38%, 1/15/2029 (a)	200,000	193,000
Organon & Co. 5.13%, 4/30/2031 (a)	200,000	192,275
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	50,000	39,125
		1,024,360
Real Estate Management & Development — 0.1%
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	75,000	67,313
Realogy Group LLC 5.75%, 1/15/2029 (a)	55,000	49,016
		116,329
Road & Rail — 0.4%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	45,000	43,573
4.75%, 4/1/2028 (a)	35,000	31,763
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	75,000	68,651
Triton Container International Ltd. (Bermuda)
1.15%, 6/7/2024 (a)	200,000	189,100
2.05%, 4/15/2026 (a)	359,000	329,634
Uber Technologies, Inc. 7.50%, 5/15/2025 (a)	60,000	61,888
		724,609
Semiconductors & Semiconductor Equipment — 0.4%
Broadcom Corp. 3.88%, 1/15/2027	150,000	147,508
Marvell Technology, Inc. 1.65%, 4/15/2026	125,000	113,873
Microchip Technology, Inc. 4.25%, 9/1/2025	380,000	378,031
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	75,000	71,146
		710,558

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — 0.2%
CDK Global, Inc. 4.88%, 6/1/2027	35,000	34,887
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	70,000	63,487
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	35,000	33,242
NCR Corp.
5.13%, 4/15/2029 (a)	9,000	8,583
6.13%, 9/1/2029 (a)	115,000	109,287
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	70,000	69,955
		319,441
Specialty Retail — 0.4%
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	65,000	61,235
Bath & Body Works, Inc.
5.25%, 2/1/2028	45,000	42,975
7.50%, 6/15/2029	20,000	20,800
6.75%, 7/1/2036	25,000	22,313
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	95,000	69,587
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	55,000	50,091
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	35,000	34,450
4.38%, 1/15/2031 (a)	35,000	32,360
Penske Automotive Group, Inc.
3.50%, 9/1/2025	30,000	29,354
3.75%, 6/15/2029	25,000	22,419
PetSmart, Inc. 4.75%, 2/15/2028 (a)	250,000	230,000
SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	55,000	50,600
Staples, Inc. 7.50%, 4/15/2026 (a)	60,000	55,416
		721,600
Technology Hardware, Storage & Peripherals — 0.0% ^
Seagate HDD Cayman 4.88%, 6/1/2027	50,000	50,375
Textiles, Apparel & Luxury Goods — 0.0% ^
William Carter Co. (The) 5.63%, 3/15/2027 (a)	35,000	34,802
Thrifts & Mortgage Finance — 1.2%
BPCE SA (France)
5.70%, 10/22/2023 (a)	400,000	409,341
5.15%, 7/21/2024 (a)	285,000	290,106
2.38%, 1/14/2025 (a)	500,000	480,004
4.50%, 3/15/2025 (a)	200,000	200,107
Ladder Capital Finance Holdings LLLP 5.25%, 10/1/2025 (a)	85,000	81,387
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	80,000	77,592
Nationwide Building Society (United Kingdom)
(ICE LIBOR USD 3 Month + 1.06%), 3.77%, 3/8/2024 (a) (c)	200,000	200,276
(ICE LIBOR USD 3 Month + 1.39%), 4.36%, 8/1/2024 (a) (c)	200,000	201,824
4.00%, 9/14/2026 (a)	350,000	341,195
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	19,000	16,996

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Thrifts & Mortgage Finance — continued
3.63%, 3/1/2029 (a)	50,000	43,282
4.00%, 10/15/2033 (a)	5,000	4,100
		2,346,210
Tobacco — 0.4%
BAT Capital Corp. (United Kingdom) 3.22%, 9/6/2026	150,000	143,259
BAT International Finance plc (United Kingdom) 4.45%, 3/16/2028	475,000	462,008
Imperial Brands Finance plc (United Kingdom) 3.13%, 7/26/2024 (a)	200,000	195,731
		800,998
Trading Companies & Distributors — 0.8%
Air Lease Corp.
4.25%, 2/1/2024	150,000	150,591
2.30%, 2/1/2025	480,000	455,342
Aviation Capital Group LLC
4.38%, 1/30/2024 (a)	200,000	198,937
5.50%, 12/15/2024 (a)	150,000	152,535
1.95%, 1/30/2026 (a)	250,000	223,512
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	60,000	60,150
Imola Merger Corp. 4.75%, 5/15/2029 (a)	82,000	76,978
United Rentals North America, Inc. 4.88%, 1/15/2028	155,000	154,612
WESCO Distribution, Inc. 7.25%, 6/15/2028 (a)	70,000	73,504
		1,546,161
Wireless Telecommunication Services — 0.3%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	75,000	73,864
Sprint Corp. 7.63%, 3/1/2026	180,000	199,217
T-Mobile USA, Inc.
3.50%, 4/15/2025	150,000	148,850
4.75%, 2/1/2028	75,000	75,229
		497,160
Total Corporate Bonds (Cost $82,892,699)		77,454,725
Asset-Backed Securities — 18.9%
ACC Auto Trust Series 2021-A, Class A, 1.08%, 4/15/2027 (a)	202,939	200,374
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 ‡	263,793	244,765
ACM Auto Trust Series 2022-1A, Class B, 4.47%, 4/20/2029 (a)	438,000	437,532
AIMCO CLO Ltd. (Cayman Islands) Series 2019-10A, Class AR, 2.20%, 7/22/2032 (a) (g)	350,000	344,111
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (a)	263,000	237,495
American Credit Acceptance Receivables Trust
Series 2019-4, Class D, 2.97%, 12/12/2025 (a)	450,000	448,325
Series 2020-1, Class E, 3.32%, 3/13/2026 (a)	450,000	445,459
AMSR Trust
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 ‡	300,000	264,880
Series 2021-SFR4, Class E1, 2.97%, 12/17/2038 ‡	400,000	357,958
Aqua Finance Trust Series 2021-A, Class B, 2.40%, 7/17/2046 ‡	313,000	271,665
Ares CLO Ltd. (Cayman Islands) Series 2016-40A, Class A1RR, 1.91%, 1/15/2029 (a) (g)	711,418	701,845
Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 2.22%, 4/22/2031 (a) (g)	200,000	196,074
Bain Capital Credit CLO Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 2.03%, 7/20/2030 (a) (g)	337,000	332,059

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Ballyrock CLO Ltd. (Cayman Islands) Series 2019-1A, Class A1R, 2.07%, 7/15/2032 (a) (g)	250,000	244,218
BSPRT Issuer Ltd. (Cayman Islands) Series 2021-FL7, Class B, 2.92%, 12/15/2038 ‡ (g)	475,000	459,210
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	533,049	494,543
Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	298,703	268,541
CarNow Auto Receivables Trust
Series 2020-1A, Class C, 3.84%, 9/16/2024 (a)	500,000	500,379
Series 2021-1A, Class C, 2.16%, 2/17/2026 (a)	196,000	190,862
Series 2021-2A, Class C, 1.69%, 3/15/2027 (a)	500,000	480,385
Series 2022-1A, Class D, 5.79%, 9/15/2027 (a)	397,000	401,950
CIFC Funding Ltd. (Cayman Islands)
Series 2012-2RA, Class A1, 1.86%, 1/20/2028 (a) (g)	164,537	162,715
Series 2019-1A, Class AR, 2.16%, 4/20/2032 (a) (g)	250,000	245,323
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-HP1, Class B, 3.48%, 12/15/2026 ‡	150,932	150,847
Continental Finance Credit Card ABS Master Trust Series 2021-A, Class A, 2.55%, 12/17/2029 (a)	400,000	378,096
CPS Auto Receivables Trust
Series 2019-B, Class E, 5.00%, 3/17/2025 (a)	500,000	506,568
Series 2019-A, Class E, 5.81%, 3/16/2026 (a)	500,000	508,754
Series 2021-C, Class C, 1.21%, 6/15/2027 (a)	244,000	234,760
Series 2021-D, Class D, 2.31%, 12/15/2027 (a)	200,000	186,583
Credit Acceptance Auto Loan Trust Series 2021-3A, Class C, 1.63%, 9/16/2030 (a)	250,000	232,892
Crossroads Asset Trust Series 2021-A, Class C, 1.44%, 1/20/2026 ‡	125,000	119,289
Dext ABS LLC Series 2021-1, Class A, 1.12%, 2/15/2028 (a)	242,088	235,072
Dryden Senior Loan Fund (Cayman Islands) Series 2017-49A, Class AR, 1.99%, 7/18/2030 (a) (g)	500,000	493,896
DT Auto Owner Trust
Series 2018-2A, Class E, 5.54%, 6/16/2025 (a)	185,000	185,931
Series 2020-1A, Class D, 2.55%, 11/17/2025 (a)	190,000	186,132
Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	250,000	235,687
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	250,000	228,358
Exeter Automobile Receivables Trust
Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	195,000	194,680
Series 2020-1A, Class E, 3.74%, 1/15/2027 (a)	635,000	624,519
Series 2021-2A, Class D, 1.40%, 4/15/2027	210,000	196,240
Series 2021-4A, Class D, 1.96%, 1/17/2028	480,000	442,083
Series 2022-2A, Class D, 4.56%, 7/17/2028	800,000	789,747
FCI Funding LLC Series 2021-1A, Class A, 1.13%, 4/15/2033 (a)	99,977	98,729
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (a)	326,660	315,495
Series 2021-1A, Class A, 1.27%, 3/15/2027 (a)	109,576	106,026
First Investors Auto Owner Trust Series 2017-3A, Class D, 3.44%, 3/15/2024 (a)	109,962	110,000
FirstKey Homes Trust Series 2021-SFR3, Class E1, 2.99%, 12/17/2038	500,000	449,862
Flagship Credit Auto Trust
Series 2019-1, Class D, 4.08%, 2/18/2025 (a)	550,000	550,779
Series 2020-1, Class C, 2.24%, 1/15/2026 (a)	500,000	493,044
Series 2021-1, Class D, 1.27%, 3/15/2027 (a)	225,000	208,481
Series 2021-3, Class C, 1.46%, 9/15/2027 (a)	143,000	132,588
Series 2022-1, Class D, 3.64%, 3/15/2028 (a)	536,000	509,698
Foundation Finance Trust Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	126,960	118,546
Foursight Capital Automobile Receivables Trust Series 2018-2, Class F, 6.48%, 6/15/2026 (a)	145,000	145,570

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Freed ABS Trust Series 2021-1CP, Class B, 1.41%, 3/20/2028 ‡	185,000	183,503
FRTKL Series 2021-SFR1, Class D, 2.17%, 9/17/2038	238,000	210,583
Galaxy CLO Ltd. (Cayman Islands)
Series 2015-19A, Class A1RR, 2.13%, 7/24/2030 (a) (g)	250,000	246,370
Series 2015-21A, Class AR, 2.08%, 4/20/2031 (a) (g)	250,000	245,338
GLS Auto Receivables Issuer Trust
Series 2019-4A, Class C, 3.06%, 8/15/2025 (a)	175,000	173,911
Series 2019-1A, Class D, 4.94%, 12/15/2025 (a)	550,000	553,793
Series 2021-3A, Class D, 1.48%, 7/15/2027 (a)	200,000	182,354
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	157,599	148,969
Home Partners of America Trust Series 2021-3, Class E1, 3.20%, 1/17/2041 ‡	485,252	432,507
LCM LP (Cayman Islands) Series 14A, Class AR, 2.10%, 7/20/2031 (a) (g)	400,000	392,600
LCM Ltd. (Cayman Islands) Series 26A, Class A1, 2.13%, 1/20/2031 (a) (g)	250,000	246,463
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (a)	185,572	181,329
Lendingpoint Asset Securitization Trust
Series 2021-A, Class B, 1.46%, 12/15/2028	203,000	197,110
Series 2022-A, Class C, 2.82%, 6/15/2029 ‡	300,000	288,420
LendingPoint Asset Securitization Trust Series 2020-REV1, Class B, 4.49%, 10/15/2028 ‡	300,000	299,374
LendingPoint Pass-Through Trust Series 2022-ST1, Class A, 2.50%, 3/15/2028 (a)	210,060	203,680
Lendmark Funding Trust Series 2019-2A, Class A, 2.78%, 4/20/2028 (a)	225,000	222,792
LL ABS Trust Series 2021-1A, Class A, 1.07%, 5/15/2029 (a)	173,993	169,059
LMREC LLC Series 2021-CRE4, Class A, 2.02%, 4/22/2037 (a) (g)	177,343	172,020
Longfellow Place CLO Ltd. (Cayman Islands) Series 2013-1A, Class AR3, 2.04%, 4/15/2029 (a) (g)	107,759	106,933
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	192,000	171,500
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A, 1.54%, 3/20/2026 (a)	284,000	273,855
Mission Lane Credit Card Master Trust Series 2021-A, Class A, 1.59%, 9/15/2026 (a)	355,000	343,741
MVW LLC
Series 2021-1WA, Class A, 1.14%, 1/22/2041 (a)	170,192	156,737
Series 2021-1WA, Class B, 1.44%, 1/22/2041	73,044	67,807
Neuberger Berman CLO (Cayman Islands) Series 2013-15A, Class A1R2, 1.96%, 10/15/2029 (a) (g)	608,000	599,234
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2020-37A, Class AR, 2.03%, 7/20/2031 (a) (g)	354,000	347,814
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 ‡	520,000	475,273
NMEF Funding LLC Series 2021-A, Class B, 1.85%, 12/15/2027 ‡	178,000	168,870
NRZ Excess Spread-Collateralized Notes Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	131,821	122,168
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	172,000	161,905
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (a)	93,721	92,106
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (a)	264,590	254,098
Series 2021-3, Class A, 1.15%, 5/15/2029 (a)	167,003	163,249
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2020-1A, Class A1, 2.28%, 2/20/2028 (a) (g)	87,173	86,562
Series 2021-2A, Class A1, 2.28%, 5/20/2029 (a) (g)	146,777	144,976
PRET LLC
Series 2021-NPL3, Class A1, 1.87%, 7/25/2051 (a) (f)	220,948	207,095
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 ‡ (f)	313,827	296,858
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (a) (g)	459,002	438,244
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL2, Class A1, 1.99%, 6/27/2060 (a) (f)	227,188	215,275
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 ‡ (f)	177,843	169,583

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Progress Residential Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 ‡	200,000	177,700
Progress Residential Trust
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038	350,000	305,051
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 ‡	562,000	533,335
RCO VII Mortgage LLC Series 2021-1, Class A1, 1.87%, 5/26/2026 ‡ (f)	98,032	92,832
Santander Drive Auto Receivables Trust
Series 2021-1, Class D, 1.13%, 11/16/2026	190,000	183,616
Series 2021-3, Class D, 1.33%, 9/15/2027	300,000	280,840
Skopos Auto Receivables Trust Series 2019-1A, Class C, 3.63%, 9/16/2024 (a)	89,582	89,473
SoFi Consumer Loan Program Trust Series 2018-4, Class D, 4.76%, 11/26/2027	175,000	175,280
Sound Point CLO Ltd. (Cayman Islands) Series 2019-1A, Class AR, 2.14%, 1/20/2032 (a) (g)	400,000	391,305
Stratus CLO Ltd. (Cayman Islands) Series 2021-1A, Class A, 1.86%, 12/29/2029 (a) (g)	486,833	478,852
Symphony CLO Ltd. (Cayman Islands) Series 2016-18A, Class A1RR, 2.28%, 7/23/2033 (a) (g)	250,000	244,528
Tricon Residential Trust Series 2021-SFR1, Class E1, 2.79%, 7/17/2038 ‡	240,000	214,089
Upstart Pass-Through Trust
Series 2021-ST4, Class A, 2.00%, 7/20/2027 (a)	145,399	138,160
Series 2021-ST5, Class A, 2.00%, 7/20/2027 (a)	170,381	163,279
Series 2021-ST8, Class A, 1.75%, 10/20/2029 (a)	243,425	229,540
Series 2021-ST9, Class A, 1.70%, 11/20/2029 (a)	207,250	192,977
Series 2021-ST10, Class A, 2.25%, 1/20/2030 (a)	393,934	384,314
Series 2022-ST1, Class A, 2.60%, 3/20/2030 (a)	551,540	532,920
Upstart Securitization Trust
Series 2019-3, Class B, 3.83%, 1/21/2030 ‡	57,949	57,964
Series 2020-1, Class B, 3.09%, 4/22/2030 ‡	146,096	145,834
Series 2021-2, Class B, 1.75%, 6/20/2031 ‡	275,000	260,197
Series 2021-3, Class A, 0.83%, 7/20/2031 (a)	141,188	137,807
Series 2021-4, Class B, 1.84%, 9/20/2031 ‡	231,000	210,609
Series 2021-5, Class B, 2.49%, 11/20/2031	225,000	209,227
US Auto Funding
Series 2021-1A, Class A, 0.79%, 7/15/2024 (a)	43,142	42,808
Series 2021-1A, Class B, 1.49%, 3/17/2025 (a)	142,000	137,360
VCAT LLC
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (a) (f)	165,188	158,626
Series 2021-NPL3, Class A1, 1.74%, 5/25/2051 (a) (f)	175,493	165,571
Series 2021-NPL4, Class A1, 1.87%, 8/25/2051 ‡ (f)	256,983	242,635
Venture CLO Ltd. (Cayman Islands) Series 2018-32A, Class A2A, 2.11%, 7/18/2031 (a) (g)	150,000	147,022
Veros Auto Receivables Trust
Series 2022-1, Class A, 3.47%, 12/15/2025 (a)	479,904	478,212
Series 2021-1, Class A, 0.92%, 10/15/2026 (a)	80,779	79,591
VOLT CIII LLC Series 2021-CF1, Class A1, 1.99%, 8/25/2051 ‡ (f)	313,666	301,819
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 ‡ (f)	150,955	143,034
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (f)	123,418	119,111
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 ‡ (f)	154,176	147,092
Westlake Automobile Receivables Trust
Series 2019-3A, Class E, 3.59%, 3/17/2025 (a)	100,000	99,861
Series 2020-1A, Class D, 2.80%, 6/16/2025 (a)	175,000	173,328
Series 2021-1A, Class C, 0.95%, 3/16/2026 (a)	260,000	250,607

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2021-1A, Class D, 1.23%, 4/15/2026 (a)	250,000	236,999
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	450,000	422,872
Total Asset-Backed Securities (Cost $37,784,673)		36,289,955
U.S. Treasury Obligations — 16.2%
U.S. Treasury Notes
1.50%, 2/29/2024	1,435,000	1,412,018
1.00%, 12/15/2024	12,890,000	12,364,833
1.50%, 2/15/2025	4,725,000	4,576,052
1.75%, 3/15/2025	4,010,000	3,906,304
2.63%, 4/15/2025	650,000	648,223
2.75%, 5/15/2025	5,430,000	5,434,666
0.50%, 2/28/2026	15,000	13,771
0.75%, 5/31/2026	80,000	73,759
0.75%, 8/31/2026	80,000	73,375
0.88%, 9/30/2026	420,000	386,630
1.25%, 12/31/2026	150,000	139,822
1.50%, 1/31/2027	150,000	141,281
1.38%, 12/31/2028	840,000	764,826
2.38%, 3/31/2029	1,140,000	1,103,841
Total U.S. Treasury Obligations (Cost $31,733,071)		31,039,401
Mortgage-Backed Securities — 11.0%
FHLMC Gold Pools, 30 Year Pool # G08878 4.50%, 5/1/2049	309,936	316,870
FHLMC UMBS, 10 Year Pool # RD5034 2.00%, 9/1/2030	554,433	537,186
FHLMC UMBS, 15 Year
Pool # ZS6689 2.50%, 4/1/2028	227,770	224,131
Pool # SB8138 2.50%, 1/1/2037	1,451,393	1,406,906
Pool # SB0661 2.50%, 4/1/2037	540,849	524,073
FNMA UMBS, 15 Year
Pool # FM2072 3.00%, 12/1/2031	287,360	287,424
Pool # FS1563 2.50%, 7/1/2036	591,289	573,011
Pool # FS1329 2.00%, 2/1/2037	1,072,589	1,017,149
FNMA UMBS, 20 Year Pool # CA8310 2.50%, 12/1/2040	277,883	260,895
FNMA UMBS, 30 Year
Pool # FM2972 4.00%, 12/1/2044	1,011,593	1,035,742
Pool # BM1285 4.50%, 5/1/2047	165,362	171,098
Pool # FS1847 4.00%, 1/1/2049	300,000	304,817
Pool # FS1891 4.00%, 1/1/2050 (d)	1,000,000	1,012,762
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 3.00%, 6/25/2037 (d)	2,050,000	2,023,094
TBA, 3.50%, 6/25/2037 (d)	7,800,000	7,851,035
TBA, 4.00%, 6/25/2037 (d)	500,000	508,867
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 4.00%, 6/25/2052 (d)	250,000	249,844
TBA, 4.50%, 6/25/2052 (d)	900,000	915,609
TBA, 5.00%, 7/25/2052 (d)	250,000	257,148

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
GNMA II, Single Family, 30 Year
TBA, 4.00%, 7/15/2052 (d)	1,000,000	1,005,586
TBA, 4.50%, 7/15/2052 (d)	750,000	763,594
Total Mortgage-Backed Securities (Cost $21,178,215)		21,246,841
Commercial Mortgage-Backed Securities — 6.0%
AREIT Trust (Cayman Islands)
Series 2022-CRE6, Class C, 2.62%, 12/17/2024 ‡ (g)	450,000	441,356
Series 2021-CRE5, Class C, 3.12%, 8/17/2026 ‡ (g)	336,000	322,816
Beast Mortgage Trust Series 2021-1818, Class B, 2.32%, 3/15/2036 ‡ (g)	179,000	173,372
BX Commercial Mortgage Trust
Series 2021-VOLT, Class D, 2.52%, 9/15/2036 ‡ (g)	275,000	258,563
Series 2021-XL2, Class E, 2.72%, 10/15/2038 ‡ (g)	359,165	341,618
BX Trust
Series 2021-RISE, Class D, 2.62%, 11/15/2036 ‡ (g)	360,000	339,277
Series 2022-LBA6, Class D, 2.78%, 1/15/2039 ‡ (g)	525,000	500,854
Citigroup Commercial Mortgage Trust
Series 2021-PRM2, Class F, 4.62%, 10/15/2036 ‡ (g)	275,000	261,283
Series 2014-GC19, Class D, 5.09%, 3/10/2047 ‡ (g)	250,000	245,761
Series 2014-GC23, Class C, 4.43%, 7/10/2047 ‡ (g)	200,000	195,727
Series 2015-GC27, Class B, 3.77%, 2/10/2048 ‡	200,000	194,397
Series 2015-GC27, Class C, 4.42%, 2/10/2048 ‡ (g)	440,000	420,583
Series 2015-GC29, Class C, 4.14%, 4/10/2048 ‡ (g)	400,000	386,558
Series 2015-GC31, Class C, 4.04%, 6/10/2048 ‡ (g)	250,000	231,132
Commercial Mortgage Trust
Series 2019-WCM, Class G, 3.57%, 10/15/2034 (g)	385,000	363,437
Series 2013-CR10, Class AM, 4.52%, 8/10/2046 (a) (g)	200,000	201,013
Series 2014-CR20, Class C, 4.49%, 11/10/2047 ‡ (g)	100,000	97,576
Series 2015-CR26, Class B, 4.44%, 10/10/2048 ‡ (g)	200,000	198,861
Series 2015-PC1, Class B, 4.30%, 7/10/2050 ‡ (g)	200,000	195,314
CSAIL Commercial Mortgage Trust Series 2015-C4, Class E, 3.56%, 11/15/2048 ‡ (g)	325,000	289,731
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K068, Class X1, IO, 0.43%, 8/25/2027 (g)	3,624,069	71,156
Series K028, Class X3, IO, 1.66%, 6/25/2041 (g)	4,629,000	63,994
Series K111, Class X3, IO, 3.18%, 4/25/2048 (g)	405,000	80,617
Series K110, Class X3, IO, 3.40%, 6/25/2048 (g)	380,000	79,663
Series K119, Class X3, IO, 2.73%, 9/25/2048 (g)	460,000	80,716
Series K115, Class X3, IO, 2.96%, 9/25/2048 (g)	430,000	79,970
Series K125, Class X3, IO, 2.65%, 2/25/2049 (g)	460,000	80,846
FREMF Mortgage Trust
Series 2018-K732, Class C, 4.06%, 5/25/2025 (a) (g)	200,000	196,139
Series 2016-K57, Class C, 3.92%, 8/25/2049 (a) (g)	185,000	178,999
Series 2016-K58, Class C, 3.74%, 9/25/2049 (a) (g)	110,000	104,733
Series 2017-K62, Class C, 3.88%, 1/25/2050 (a) (g)	200,000	190,915
GS Mortgage Securities Trust
Series 2016-GS2, Class B, 3.76%, 5/10/2049 ‡ (g)	100,000	95,000
Series 2016-GS3, Class C, 3.99%, 10/10/2049 ‡ (g)	165,000	152,810
Series 2017-GS5, Class D, 3.51%, 3/10/2050 ‡ (g)	250,000	208,509

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Independence Plaza Trust
Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	175,000	171,166
Series 2018-INDP, Class C, 4.16%, 7/10/2035 ‡	150,000	144,652
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class C, 4.61%, 8/15/2048 ‡ (g)	150,000	143,024
Series 2016-C1, Class D1, 4.23%, 3/17/2049 ‡ (g)	400,000	367,077
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class D, 4.54%, 3/15/2050 ‡ (g)	275,000	234,216
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class D, 5.00%, 12/15/2046 ‡ (g)	200,000	195,162
KKR Industrial Portfolio Trust Series 2021-KDIP, Class D, 2.12%, 12/15/2037 ‡ (g)	131,250	125,084
Life Mortgage Trust Series 2021-BMR, Class C, 1.97%, 3/15/2038 ‡ (g)	191,679	181,063
MHC Commercial Mortgage Trust Series 2021-MHC, Class D, 2.48%, 4/15/2038 ‡ (g)	250,000	238,114
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class D, 5.04%, 2/15/2047 ‡ (g)	175,023	172,802
Series 2015-C24, Class D, 3.26%, 5/15/2048 ‡	220,000	193,396
Multi-Family Connecticut Avenue Securities Trust Series 2019-01, Class M7, 2.71%, 10/15/2049 ‡ (g)	43,918	42,538
PFP Ltd. (Cayman Islands) Series 2021-7, Class C, 2.52%, 4/14/2038 ‡ (g)	166,492	160,153
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048 ‡	225,000	209,698
SMRT Series 2022-MINI, Class E, 3.48%, 1/15/2039 ‡ (g)	350,000	333,362
STWD Mortgage Trust (Cayman Islands) Series 2021-LIH, Class B, 2.53%, 11/15/2036 ‡ (g)	400,000	381,860
Velocity Commercial Capital Loan Trust Series 2021-2, Class A, 1.52%, 8/25/2051 (a) (g)	330,571	297,769
Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class D, 4.55%, 9/15/2058 ‡ (g)	205,000	187,311
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class C, 4.17%, 3/15/2045 ‡ (g)	117,000	116,154
Series 2014-C25, Class B, 4.24%, 11/15/2047 ‡ (g)	160,000	157,514
Series 2014-C22, Class C, 3.76%, 9/15/2057 ‡ (g)	225,000	214,693
Total Commercial Mortgage-Backed Securities (Cost $12,484,420)		11,590,104
Collateralized Mortgage Obligations — 2.3%
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M2, 2.48%, 12/25/2041 (g)	521,000	492,508
Series 2022-R02, Class 2M2, 3.58%, 1/25/2042 ‡ (g)	225,000	212,659
FHLMC STACR REMIC Trust
Series 2020-DNA1, Class M2, 2.71%, 1/25/2050 (a) (g)	98,761	97,708
Series 2020-HQA3, Class B1, 6.76%, 7/25/2050 (a) (g)	200,000	209,283
FHLMC Structured Agency Credit Risk Debt Notes Series 2021-DNA2, Class M2, 2.88%, 8/25/2033 (a) (g)	100,000	97,617
FHLMC, REMIC
Series 2673, Class PE, 5.50%, 9/15/2033	121,353	129,597
Series 4718, Class DA, 3.00%, 2/15/2047	310,162	303,616
Series 4937, Class MS, IF, IO, 5.04%, 12/25/2049 (g)	316,743	44,471
Series 5021, Class MI, IO, 3.00%, 10/25/2050	506,747	83,596
FHLMC, STRIPS Series 311, Class S1, IF, IO, 5.08%, 8/15/2043 (g)	450,471	69,659
FNMA, Connecticut Avenue Securities Series 2017-C07, Class 2M2, 3.51%, 5/25/2030 (g)	116,979	116,464
FNMA, REMIC Series 2012-136, Class DL, 3.50%, 12/25/2042	270,000	264,066
GNMA Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	263,841	34,921
Legacy Mortgage Asset Trust Series 2021-GS3, Class A1, 1.75%, 7/25/2061 (a) (f)	128,074	120,746
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (a) (g)	188,000	180,842
NYMT Loan Trust Series 2021-SP1, Class A1, 1.67%, 8/25/2061 (a) (f)	296,712	273,122
PRPM LLC
Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (g)	136,645	131,161

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2021-5, Class A1, 1.79%, 6/25/2026 (a) (f)	208,968	196,165
Series 2021-6, Class A1, 1.79%, 7/25/2026 (a) (f)	302,042	284,195
Series 2021-7, Class A1, 1.87%, 8/25/2026 (a) (f)	259,287	242,857
Series 2021-11, Class A1, 2.49%, 11/25/2026 (a) (f)	265,098	250,425
Verus Securitization Trust Series 2021-2, Class M1, 2.19%, 2/25/2066 (g)	144,000	124,036
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (a) (f)	454,348	438,982
Total Collateralized Mortgage Obligations (Cost $4,662,384)		4,398,696
Foreign Government Securities — 1.4%
Arab Republic of Egypt, 3.88%, 2/16/2026 (a)	200,000	165,250
Dominican Republic Government Bond, 6.00%, 7/19/2028 (e)	300,000	294,432
Federal Republic of Nigeria
6.50%, 11/28/2027 (e)	200,000	169,500
8.38%, 3/24/2029 (a)	200,000	178,000
Hashemite Kingdom of Jordan, 4.95%, 7/7/2025 (a)	200,000	190,475
Islamic Republic of Pakistan, 6.00%, 4/8/2026 (a)	200,000	148,022
Republic of Angola, 8.25%, 5/9/2028 (e)	200,000	192,500
Republic of Costa Rica, 4.38%, 4/30/2025 (e)	200,000	196,412
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (e)	200,000	193,287
5.75%, 12/31/2032 (e) (f)	65,695	61,498
Republic of Ecuador
5.00%, 7/31/2030 (e) (f)	25,000	20,684
5.00%, 7/31/2030 (a) (f)	50,000	41,369
Republic of Iraq, 6.75%, 3/9/2023 (e)	200,000	198,850
Republic of Kenya, 7.00%, 5/22/2027 (e)	200,000	177,500
Sultanate of Oman Government Bond, 4.75%, 6/15/2026 (e)	200,000	196,000
Tunisian Republic, 5.75%, 1/30/2025 (e)	200,000	118,287
Ukraine Government Bond
7.75%, 9/1/2023 (e)	100,000	43,563
7.75%, 9/1/2024 (e)	100,000	39,144
Total Foreign Government Securities (Cost $3,126,149)		2,624,773
Municipal Bonds — 0.1% (h)
California — 0.1%
California Housing Finance Agency Series 2021-1, Class X, Rev., 0.80%, 11/20/2035 (g)(Cost $132,694)	2,165,646	129,112
	SHARES
Short Term Investments — 9.2%
Investment Companies — 8.6%
JPMorgan Prime Money Market Fund Class IM Shares, 0.86% (i) (j) (Cost $16,509,723)	16,505,929	16,510,881
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.80% (i) (j) (Cost $522,580)	522,580	522,580

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 0.3%
U.S. Treasury Bills, 0.79%, 9/8/2022 (k) (l)(Cost $635,629)	637,000	635,024
Total Short Term Investments (Cost $17,667,932)		17,668,485
Total Investments — 105.4% (Cost $211,662,237)		202,442,092
Liabilities in Excess of Other Assets — (5.4)%		(10,449,777)
NET ASSETS — 100.0%		191,992,315

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2022. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	The security or a portion of this security is on loan at May 31, 2022. The total value of securities on loan at May 31, 2022 is $502,482.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2022.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2022.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2022.
(h)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of May 31, 2022.
(k)	The rate shown is the effective yield as of May 31, 2022.
(l)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
Futures contracts outstanding as of May 31, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	163	09/30/2022	USD	34,407,008	(16,446)
Short Contracts
U.S. Treasury 5 Year Note	(34)	09/30/2022	USD	(3,840,141)	4,742
U.S. Treasury 10 Year Note	(106)	09/21/2022	USD	(12,657,062)	85,645
U.S. Treasury 10 Year Ultra Note	(32)	09/21/2022	USD	(4,108,500)	42,839
					133,226
					116,780

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of May 31, 2022:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX . NA.HY.38-V1	5.00	Quarterly	6/20/2027	4.63	USD 3,100,000	(179,429)	98,393	(81,036)

(*)	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)	Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$29,579,813	$6,710,142	$36,289,955
Collateralized Mortgage Obligations	—	4,186,037	212,659	4,398,696
Commercial Mortgage-Backed Securities	—	2,241,133	9,348,971	11,590,104
Corporate Bonds	—	77,454,725	—	77,454,725
Foreign Government Securities	—	2,624,773	—	2,624,773
Mortgage-Backed Securities	—	21,246,841	—	21,246,841
Municipal Bonds	—	129,112	—	129,112
U.S. Treasury Obligations	—	31,039,401	—	31,039,401
Short-Term Investments
Investment Companies	16,510,881	—	—	16,510,881
Investment of Cash Collateral from Securities Loaned	522,580	—	—	522,580
U.S. Treasury Obligations	—	635,024	—	635,024
Total Short-Term Investments	17,033,461	635,024	—	17,668,485
Total Investments in Securities	$17,033,461	$169,136,859	$16,271,772	$202,442,092
Appreciation in Other Financial Instruments
Futures Contracts	$133,226	$—	$—	$133,226
Swaps	—	98,393	—	98,393
Depreciation in Other Financial Instruments
Futures Contracts	(16,446)	—	—	(16,446)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$116,780	$98,393	$—	$215,173
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2022
Investments in securities:
Asset-Backed Securities	$7,077,155	$—	$(245,780)	$(519)	$542,674	$(384,216)	$1,409,945	$(1,689,117)	$6,710,142
Collateralized Mortgage Obligations	649,255	—	(8,786)	—	—	—	221,445	(649,255)	212,659
Commercial Mortgage-Backed Securities	8,663,746	—	(365,214)	(3,253)	—	(50,047)	1,477,763	(374,024)	9,348,971
Total	$16,390,156	$—	$(619,780)	$(3,772)	$542,674	$(434,263)	$3,109,153	$(2,712,396)	$16,271,772

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(619,839).

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2022
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$5,949	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (19.85%)
			Yield (Discount Rate of Cash Flows)	2.64% - 6.97% (5.42%)

Asset-Backed Securities	5,949
	213	Discounted Cash Flow	Constant Prepayment Rate	10.00%(10.00%)
			Yield (Discount Rate of Cash Flows)	5.51% (5.51%)

Collateralized Mortgage Obligations	213
	8,425	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.10% - 8.50% (5.97%)

Commercial Mortgage-Backed Securities	8,425
Total	14,586

#	The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2022, the value of these investments was $1,685,356. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.
(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B.  Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.86% (a) (b)	$23,982,204	$14,435,326	$21,906,691	$(2,514)	$2,556	$16,510,881	16,505,929	$20,025	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.80% (a) (b)	110,760	910,098	498,278	—	—	522,580	522,580	275	—
Total	$24,092,964	$15,345,424	$22,404,969	$(2,514)	$2,556	$17,033,461		$20,300	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.
C.  Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.